PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS
PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS

7.     PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS

As of December 31, 2022 and March 31, 2022, the prepayments, receivables and other assets were comprised of the following:

	December 31,	March 31,
	2022	2022
	(Unaudited)
Deposits (i)	$618,689	$731,279
Receivables from aggregation platforms (ii)	253,168	163,384
Prepaid expenses (iii)	242,779	957,200
Due from automobile purchasers, net (iv)	103,333	238,421
Employee advances	8,951	11,054
Value added tax (“VAT”) recoverable (v)	93,214	597,884
Others	42,683	13,986
Total prepayments, receivables and other assets	$1,362,817	$2,713,208

(i)	Deposits

The balance of deposits mainly represented the security deposit made by the Company to various automobile leasing companies, financial institutions and Didi Chuxing Technology Co., Ltd., who runs an online ride-hailing platform.

(ii)	Receivables from aggregation platforms

The balance of receivables from aggregation platforms represented the amount due from the collaborated aggregation platforms based on the confirmed billings, which will be disbursed to the drivers who completed their rides through the Company’s online ride-hailing platform.

(iii)Prepaid expense

The balance of prepaid expense represented automobile liability insurance premium for automobiles for operating lease and other miscellaneous expense such as office lease, office remodel expense and etc. that will expire within one year.

(iv)Due from automobile purchasers, net

The balance due from automobile purchasers represented the payments of automobiles and related insurances and taxes made on behalf of the automobile purchasers. The balance is expected to be collected from the automobile purchasers in installments. As of December 31, 2022 and March 31, 2022, the Company did not record allowance against doubtful receivables.

During the nine months ended December 31, 2022, the Company did not recover allowances while during the nine months ended December 31, 2021, the Company recorded additional allowances of $55,459 and wrote off balance due from automobile purchasers of $32,201 from continuing operations. During the nine months ended December 31, 2021, the Company recorded additional allowances of $24,838, and recovered allowance against the balance due from automobile purchasers of $12,308 while wrote off balance due from automobile purchaser of $26,555 from discontinued operations.

(v)	Value added tax (“VAT”) recoverable

The balance represented the amount of VAT, which resulted from historical purchasing activities and could be further used for deducting future VAT in PRC.

8.     PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS

As of March 31, 2022 and March 31, 2021, the prepayments, receivables and other assets were comprised of the following:

	March 31,	March 31,
	2022	2021
Receivables from borrowers of online lending platform, net (i)	$—	$393,348
Prepaid expenses (ii)	957,200	829,032
Deposits (iii)	731,279	537,619
Value added tax (“VAT”) recoverable	597,884	99,445
Due from automobile purchasers, net (iv)	238,421	504,792
Receivables from aggregation platforms (v)	163,384	867,614
Prepayments for automobiles (vi)	—	1,026,802
Employee advances	11,054	9,739
Others	13,986	30,235
Total prepayments, receivables and other assets	2,713,208	4,298,626
Total prepayments, receivables and other assets - discontinued operations	—	(1,638,543)
Total prepayments, receivables and other assets - continuing operations	$2,713,208	$2,660,083

(i)     Receivables from borrowers of online lending platform, net

The balance of receivables from borrowers of online lending platform represented the outstanding loans the Company assumed from investors on the Company’s discontinued P2P lending platform, which will be collected from related borrowers. As of March 31, 2022 and March 31, 2021, the Company recorded allowance of $4,024,651 and $3,894,011, respectively, against doubtful receivables.

(ii)    Prepaid expense

The balance of prepaid expense represented automobile liability insurance premium for automobiles for operating lease and other miscellaneous expense such as office lease, office remodel expense and etc. that will expire within one year.

(iii)   Deposits

The balance of deposits mainly represented the security deposit made by the Company to various automobile leasing companies, financial institutions and Didi Chuxing Technology Co., Ltd., who runs an online ride-hailing platform.

(iv)   Due from automobile purchasers, net

The balance due from automobile purchasers represented the payment of automobiles and related insurances and taxes made on behalf of the automobile purchasers. The balance is expected to be collected from the automobile purchasers in installments. As of March 31, 2022 and 2021, the Company recorded allowance of $0 and $3,240, from continuing operations, respectively, against doubtful receivables. As of March 31, 2021, the Company recorded allowance of $38,519 from discontinued operations against doubtful receivables.

During the years ended March 31, 2022 and 2021, the Company recorded additional allowances of $84,600 and $175,460, respectively, while wrote off balance due from automobile purchasers of $84,600 and $172,336, respectively, and recovered allowance against the balance due from automobile purchasers of $3,308 and $0, respectively from continuing operations. During the years ended March 31, 2022 and 2021, the Company recorded additional allowances of $35,983 and $93,246, respectively, while wrote off balance due from automobile purchasers of $1,134 and $295,741, respectively, and recovered allowance against the balance due from automobile purchasers of $12,352 and $125,940, respectively from discontinued operations.

(v)    Receivables from aggregation platforms

The balance of receivables from aggregation platforms represented the amount due from the collaborated aggregation platforms based on the confirmed billings, which will be disbursed to the drivers who completed their rides through the Company’s online ride-hailing platform.

(vi)   Prepayments for automobiles

The balance represented advanced payments in purchasing automobiles from auto dealers or other parties.